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Capital Link Global Fintech Leaders ETF
Capital Link Global Fintech Leaders ETF
Investment Objective

The Capital Link Global Fintech Leaders ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the AF Global Fintech Leaders Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Capital Link Global Fintech Leaders ETF Capital Link Global Fintech Leaders ETF
Management Fee	0.95%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.95%
Fee Waiver	(0.20%)	[1]
Total Annual Fund Operating Expenses after Fee Waiver	0.75%
[1]	Exchange Traded Concepts, LLC (the “Adviser”) has contractually agreed to waive a portion of its management fee in an amount equal to 0.20% of average daily net assets through March 31, 2025, unless earlier terminated by the Board of Trustees (the “Board”) of Exchange Traded Concepts Trust (the “Trust”) for any reason at any time.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (after taking into account the fee waiver for the first year of each period). Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Capital Link Global Fintech Leaders ETF | Capital Link Global Fintech Leaders ETF | USD ($)	77	283	506	1,148

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal year ended November 30, 2023, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Index was designed by Capital Link (the “Index Provider”) to measure the performance of a diversified group of publicly-listed companies considered to be Fintech Leaders, as defined below. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of Fintech Leaders.

The Index is constructed using a proprietary natural language processing (“NLP”) algorithmic stock selection methodology developed by ALLINDEX (the “Methodology”) that begins with an initial universe of companies that: (1) are listed on major stock exchanges of developed and emerging markets countries, as defined by ALLINDEX according to the rules-based Methodology; (2) have a minimum market capitalization of $100 million and a minimum average daily traded value for the last 6 months greater than or equal to $1 million; and (3) have a minimum free float market capitalization (shares publicly available for purchase on the stock market) equivalent to 10% of shares outstanding. Shares of common stock, units, tracking stocks, American Depository Receipts (“ADRs”) and Global Depository Receipts (“GDRs”) are eligible for inclusion in the Index. Where securities of eligible companies have multiple share classes listed on major exchanges, the most liquid share class as determined by the average daily traded value for the sixth month period preceding the date companies are screened for inclusion. The Index may include China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges.

From this initial universe, companies are screened according to the Methodology for their involvement in, investment in, or adoption of digital asset solutions and new technology solution providers using the NLP algorithm (“Fintech Leaders”). The NLP algorithm identifies a relationship between certain keywords that are representative of targeted investment trends and themes, as well as investment securities whose short- and long-term values are affected by such trends and themes. The NLP algorithm reads through a large volume of textual data on an online media platform and databases and identifies companies that are strongly tied to digital asset solutions and new technology solution providers.

These strongly-tied screened companies are then grouped into two “stakeholder” categories: (1) Digital Asset Providers (companies that use technology to increase operational efficiencies, optimize settlement processes, enhance the customer experience, increase data security/integrity, or create digital assets; and (2) Solutions Providers (companies that assist financial services businesses and organizations in the adoption and implementation of the latest technologies and applications). Companies are ranked within each stakeholder category based on a proprietary sentiment score calculated by the NLP algorithm. In order to limit overconcentration of the Index in a stakeholder category, the following rules are applied in constructing the final Index: (1) Index components are selected based on rankings within their stakeholder category; (2) the maximum number of Index components in each stakeholder category is capped at 20; and (3) components chosen for inclusion in the Index are equally weighted. Index components are reconstituted in June and December and rebalanced in March and September. As of March 1, 2024, the Index comprised 35 component securities with an average market capitalization of $250.386 billion.

The term “digital asset” generally refers to a decentralized, peer-to-peer distributed ledger used to record transaction and ownership records. Transactions for a digital asset are permanently recorded on a ledger, which reflect all transactions that have been recorded and authenticated by network participants. Companies across a wide variety of industries are exploring the possible applications of digital assets to their business, including commodity trading firms, financial services companies, and companies in the transportation industry. As a result, the Index may include equity securities of operating companies that focus on or have exposure to a wide variety of industries, and the economic fortunes of companies eligible for inclusion in the Index may have minimal ties to blockchain. The Fund will not invest in cryptocurrency directly or indirectly through the use of derivatives. The Fund also will not invest in initial coin offerings. The Fund may, however, have indirect exposure to cryptocurrency by virtue of its investments in companies that may use one or more cryptocurrencies as part of their business activities.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. The Adviser generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of March 1, 2024, the Index was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of March 1, 2024, a significant portion of the Index consisted of companies in the Financials Sector and Information Technology Sector.

Capital Link and ALLINDEX are not affiliates of the Fund or the Adviser. The Index is calculated and administered by Solactive AG, which is not an affiliate of the Fund, the Adviser or the Index Provider.

Principal Risks
Performance Information

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for certain time periods compare with the average annual total returns of the Index and the S&P 500® Index. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

On December 17, 2021, the Index’s name and methodology and the Fund’s name, investment objective, and principal investment strategies changed. Therefore, the performance and average annual total returns shown for periods prior to December 17, 2021 may have differed had the Index’s current methodology and the Fund’s current investment strategies been in effect during those periods. Updated performance information is available online at www.cli-etfs.com or by calling toll-free 833-466-6383.

Annual Total Returns as of 12/31

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	23.39%	Q2/2020
Lowest Return	-17.77%	Q2/2022

Average Annual Total Returns for the Periods Ended December 31, 2023
Average Annual Returns - Capital Link Global Fintech Leaders ETF	Label	1 Year	5 Year	Since Inception	Inception Date
Capital Link Global Fintech Leaders ETF	Return Before Taxes	17.52%	12.88%	8.64%	Jan. 30, 2018
Return After Taxes on Distributions | Capital Link Global Fintech Leaders ETF	Return After Taxes on Distributions	16.93%	11.61%	7.54%	Jan. 30, 2018
Return After Taxes on Distributions and Sale of Fund Shares | Capital Link Global Fintech Leaders ETF	Return After Taxes on Distributions and Sale of Fund Shares	10.85%	10.21%	6.76%	Jan. 30, 2018
AF Global Fintech Leaders Index (reflects no deduction for fees or expenses, but reflects deduction for withholding tax)	AF Global Fintech Leaders Index (reflects no deduction for fees or expenses, but reflects deduction for withholding tax)	17.62%	13.24%	9.02%	Jan. 30, 2018
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	26.29%	15.69%	10.99%	Jan. 30, 2018

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares of the Fund at the end of the measurement period.